UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2016

Item #1. Reports to Stockholders.

INDEX	Strategic Global Long/Short Fund

Semi-Annual Report to Shareholders

For the Period February 23, 2016
(commencement of operations)
to
March 31, 2016 (unaudited)

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of March 31, 2016 and are subject to change at any time.

STRATEGIC GLOBAL LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2016 (unaudited)

	Shares	Fair Value

CORPORATE BONDS - 13.83%

BRAZIL - 4.32%
Petrobras Global Finance 10/6/2006 6.125% 10/6/2016	200,000	$202,540
Petrobras Global Finance 3/17/2014 3.250% 3/17/2017	250,000	245,938

		448,478

GUATEMALA - 1.99%
Agromercantil Senior Tr 4/10/2014 6.250% Ser REGS 4/10/2019	200,000	207,000

MEXICO - 6.33%
Credito Real SAB DE CV 3/13/2014 7.500% 03/13/2019	300,000	298,500
Financiera Independencia 6/3/2014 7.500% 6/3/2019	400,000	359,000

		657,500

PANAMA - 1.19%
AES Panama 6/21/2007 6.350% 12/21/2016	120,000	123,600

TOTAL CORPORATE BONDS - 13.83%		1,436,578

(Cost: $1,409,345)

COMMON STOCK - 47.05%

GERMANY - 4.08%
Bayer AG - ADR	1,400	164,220
Deutsche Bank AG	15,300	259,182

		423,402

MEXICO - 17.52%
Cemex SAB de CV ADR**	250,000	1,820,000

SPAIN - 6.77%
Banco Santander SA ADR**	161,373	703,586

SWITZERLAND - 4.47%
Credit Suisse Group ADR	21,500	303,795
UBS Group AG	10,000	160,200

		463,995

UNITED STATES - 14.21%
Bank of America Corp.	19,500	263,640
Citigroup Inc.	5,900	246,325
Delta Air Lines, Inc.	7,000	340,760
Ford Motor Co.	11,500	155,250
General Motors Co.	6,700	210,581
Goldman Sachs Group, Inc.	1,650	259,017

		1,475,573

TOTAL COMMON STOCKS - 47.05%		4,886,556

(Cost: $4,334,708)

STRATEGIC GLOBAL LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2016 (unaudited) - continued

	Shares	Fair Value

EXCHANGE TRADED FUNDS - 4.46%
iShares Europe ETF	5,000	195,550
SPDR S&P 500 ETF Trust	1,300	267,228

		462,778

TOTAL EXCHANGE TRADES FUNDS - 4.46%		462,778

(Cost: $449,550)

SHORT TERM INVESTMENTS - 18.25%
Money Market Fund	1,895,804	1,895,804

UMB Money Market Fund - .01%(A)
(Cost: $1,895,804)

TOTAL INVESTMENTS - 83.59%
(Cost: $8,089,407)		$8,681,716
Other assets, net of liabilities - 16.41%		1,704,585

NET ASSETS - 100.00%		$10,386,301

SECURITIES SOLD SHORT

CALL OPTION - (0.04%)
DAL 04/15/16 C51*	(70)	$(4,200)

(Proceeds: $ 5,075)

PUT OPTION - (0.40%)
BAC 04/15/16 P12*	(230)	(690)
C 04/15/16 P37.5*	(75)	(900)
GS 04/15/16 P145*	(20)	(700)
VXX 04/15/16 P18*	(200)	(22,600)
VXX 05/20/16 P16*	(200)	(16,400)

TOTAL PUT OPTION		(41,290)

(Proceeds: $41,612)

COMMON STOCKS - (21.41%)

BRAZIL - 21.41%
Banco Bradesco S.A.	(99,000)	(737,550)
Itau Unibanco Holding SA	(86,000)	(738,740)
Petroleo Brasileiro S.A.*	(128,000)	(747,520)

(Proceeds: $ 2,187,080)		(2,223,810)

EXCHANGE TRADED FUNDS - (7.19%)
iShares MSCI Brazil	(28,400)	(746,920)

(Proceeds: $ 745,092)

STRATEGIC GLOBAL LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2016 (unaudited) - continued

Fair Value

TOTAL COMMON STOCKS SOLD SHORT - (28.60%)	(2,970,730)

(Proceeds: $ 2,932,172)

TOTAL SECURITIES SOLD SHORT - (29.04%)	$(3,016,220)

(Proceeds: $ 2,978,859)

* Non-income producing.
** All or a porltion of position is segregated as collateral for borrowings. The segregated market value of collateral is $4,052,571.
(A) Effective 7 day yield as of March 31, 2016.
ADR - Security represented is held by the custodian bank in the form of American Depository Receipts.

STRATEGIC GLOBAL LONG/SHORT FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2016 (unaudited)

ASSETS
Investments at fair value (identified cost of $8,089,407) (Note 1)	$8,644,355
Cash deposits with brokers for securities sold short	3,545,479
Receivable for securities sold	2,164,169
Receivable for capital stock sold	7
Dividends and interest receivable	29,043
Prepaid expenses	7,344

TOTAL ASSETS	14,390,397

LIABILITIES
Liabilities in excess of bank balance	157,431
Securities sold short at fair value (identified proceeds $2,970,730)	2,932,172
Put options sold short at fair value (identified proceeds $41,290)	41,612
Call options sold short at fair value (identified proceeds $4,200)	5,076
Payable for securities purchased	851,383
Accrued advisory fees	211
Accrued 12b-1 fees	2,062
Accrued custody fees	2,704
Accrued administration and transfer agent fees	2,739
Accrued professional fees	418
Other accrued expenses	8,288

TOTAL LIABILITIES	4,004,096

NET ASSETS	$10,386,301

Net Assets Consist of:
Paid-in-capital applicable to 966,452 no par value shares of beneficial interest outstanding, unlimited shares authorized	$9,664,517
Accumulated net investment income (loss)	2,865
Accumulated net realized gain (loss) on investments	163,971
Net unrealized appreciation (depreciation) of investments and foreign currency	554,948

Net Assets	$10,386,301

NET ASSET VALUE PER SHARE
Class A
($10,386,301 / 966,452 shares outstanding)	$10.75

MAXIMUM OFFERING PRICE PER SHARE INCLUDING SALES
CHARGE OF 5.00% ($10.75 / .95)	$11.32

See Notes to Financial Statements

STRATEGIC GLOBAL LONG / SHORT FUND
STATEMENT OF OPERATIONS
Period February 23, 2016* to March 31, 2016 (unaudited)

INVESTMENT INCOME
Dividend (net of foreign tax withheld of $75)	$13,121
Interest	9,729

Total investment income	22,850

EXPENSES
Investment management fees (Note 2)	11,274
12b-1 fees (Note 2)	2,562
Recordkeeping and administrative services (Note 2)	3,033
Accounting fees	4,984
Custody fees	2,704
Transfer agent fees (Note 2)	1,516
Professional fees	1,668
Filing and registration fees	798
Trustee fees	384
Compliance fees	708
Shareholder servicing and reports	506
Insurance	101
Other	809

Total expenses	31,047
Management fee waivers and reimbursed expenses (Note 2)	(11,062)

Net Expenses	19,985

Net investment income (loss)	2,865

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	264,730
Net realized gain (loss) on short positions	(110,707)
Net realized gain (loss) on options written	9,948
Net increase (decrease) in unrealized appreciation (depreciation) of investments	592,309
Net increase (decrease) in unrealized appreciation (depreciation) of short positions	(38,558)
Net increase (decrease) in unrealized appreciation (depreciation) on options written	1,197

Net realized and unrealized gain (loss) on investments	718,919

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$721,784

*Commencement of operations.

See Notes to Financial Statements

STRATEGIC GLOBAL LONG / SHORT FUND
STATEMENT OF CHANGES IN NET ASSETS

Period February 23, 2016* to
March 31, 2016
(unaudited)

Increase (decrease) in Net Assets

OPERATIONS
Net investment income (loss)	$2,865
Net realized gain (loss) on investments, short positions and foreign currency transactions	163,971
Net increase (decrease) in unrealized appreciation (depreciation) of investments and foreign currency	554,948

Increase (decrease) in net assets from operations	721,784

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	9,664,517
Distributions reinvested	-
Shares redeemed	-

Increase (decrease) in net assets from capital stock transactions	9,664,517

NET ASSETS
Increase (decrease) during period	10,386,301
Beginning of period	-

End of period (including undistributed net investment income (loss) of $2,865)	$10,386,301

*Commencement of operations.

See Notes to Financial Statements

STRATEGIC GLOBAL LONG / SHORT FUND
STATEMENT OF CASH FLOWS
Period February 23, 2016* to March 31, 2016 (unaudited)

Increase (Decrease) in Cash
Cash flows from operation activities:
Net increase (decrease) in net assets from operations	$721,784
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(15,410,828)
Proceeds from disposition of investment securities	9,473,301
Proceeds from short sales	11,721,175
Closed short transactions	(8,843,076)
Purchase of short-term securities, net	(1,895,804)
Decrease (increase) in deposits with brokers for securities sold short	(3,545,479)
Decrease (increase) in receivables for securities sold	(2,164,169)
Decrease (increase) in dividends and interest receivable	(29,043)
Decrease (increase) in prepaid assets	(7,344)
Increase (decrease) in payable for securities purchased	851,383
Increase (decrease) in accrued management fees	211
Increase (decrease) in other accrued expenses	14,149
Amortization	10,718
Unrealized appreciation on investments	(554,948)
Net realized gain from investments	(163,971)

Net cash provided by operating activities	(9,821,941)

Cash flows from financing activities:
Proceeds from shares sold	9,664,510

Net cash used in financing activities	9,664,510

Net increase (decrease) in cash	(157,431)

Cash:
Beginning balance	-

Ending balance	$(157,431)

*Commencement of operations.

See Notes to Financial Statements

STRATEGIC GLOBAL LONG / SHORT FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Period February 23, 2016*
	to March 31, 2016
	(unaudited)

Net asset value, beginning of period	$10.00

Investment activities
Net investment income (loss)(1)	-	(2)
Net realized and unrealized gain (loss) on investments	0.75

Total from investment activities	0.75

Net asset value, end of period	$10.75

Total Return	7.50%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	3.03%	**
Expenses, net of waiver (Note 2)	1.95%	**
Net investment income (loss)	(0.28%	)**
Portfolio turnover rate	139.79%	***
Net assets, end of period (000’s)	$10,386

(1) Per share amounts calculated using the average share method.
(2) Less than $0.01 per share.
* Commencement of operations.
** Annualized
*** Not annualized

See Notes to Financial Statements

STRATEGIC GLOBAL LONG/SHORT FUND
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2016 (unaudited)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The Strategic Global Long/Short Fund (the “Fund”) is a series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust and is registered under The Investment Company Act of 1940, as amended. The Fund is a diversified open-end management company. The Fund was established in February, 2016.

The investment objective of the Fund is to provide long term capital appreciation and income generation. A secondary objective is to seek to preserve capital in down markets.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the average of the bid and ask price on the valuation date. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sales price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Trustees of the Fund. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on

STRATEGIC GLOBAL LONG/SHORT FUND
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2016 (unaudited) - continued

which they are traded, and those values are then translated in U.S. dollars at the current exchange rate. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to The Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with GAAP, “Fair Value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

STRATEGIC GLOBAL LONG/SHORT FUND
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2016 (unaudited) - continued

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Corporate Bonds	$-	$1,436,578	$-	$1,436,578
Common Stock	4,886,556	-	-	4,886,556
Exchanged Traded Funds	462,778		-	462,778
Short Term Investments	1,895,804	-	-	1,895,804

	$7,245,138	$1,436,578	$-	$8,681,716

Call Option sold Short	$(4,200)	$-	$-	$(4,200)
Put Option sold Short	(41,290)	-	-	(41,290)
Common Stock Sold short	(2,223,810)	-	-	(2,223,810)
Exchange Traded Funds sold short	(746,920)	-	-	(746,920)

	$(3,016,220)	$-	$-	$(3,016,220)

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and country.

There were no transfers into or out of any levels during the period February 23, 2016* to March 31, 2016. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The fund held no Level 3 securities at any time during the period February 23, 2016* to March 31, 2016.

STRATEGIC GLOBAL LONG/SHORT FUND
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2016 (unaudited) - continued

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded elated to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period February 23, 2016* to March 31, 2016, there were no such reclassifications.

STRATEGIC GLOBAL LONG/SHORT FUND
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2016 (unaudited) - continued

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. Currently, the Fund engages in selling securities short. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sell short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash securities deposited in a segregated account with the Fund’s custodian. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Any realized gain will be decreased, and any realized loss increased by the amount of transaction costs. At March 31, 2016, the value of securities sold short amounted to $3,016,220 against which collateral of $7,598,050, comprised of $3,545,479 segregated cash and $4,052,571 securities was held. The collateral includes the deposits with brokers for securities sold short and certain long-term investments held long as shown in the Schedule of Investments. For the period February 23, 2016* to March 31, 2016, there were no such transaction costs.

STRATEGIC GLOBAL LONG/SHORT FUND
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2016 (unaudited) - continued

Derivatives

The Fund has adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments an related hedged items affect an entity’s financial position, financial performance and cash flows.

The Fund may use derivatives to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the Fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Derivatives can be volatile and may involve significant risks, including credit risk, currency risk, leverage risk, liquidity risk and index risk.

The fair value of derivative instruments and whose primary underlying risk exposure is equity price risk at March 31, 2016 is as follows:

Fair Value
Derivative	Liability Derivates

Written Options – Put	$(41,612)*
Written Options – Call	(5,076)**

* Statement of Assets and Liabilities location: Put options sold short
** Statement of Assets and Liabilities location: Call options sold short

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the period February 23, 2016* to March 31, 2016 is as follows:

		Change in Unrealized
	Realized Gain (Loss)	Appreciation (Depreciation)
	On Derivatives	on Derivatives Recognized
Derivate	Recognized in Income	In Income

Written Options – Put	$9,948	$322
Written Options – Call	-	875

* Statement of Operations location: Net realized gain (loss) on options written and Net realized gain (loss) on options.
** Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on options written and Net increase (decrease) in unrealized appreciation (depreciation) on options.

STRATEGIC GLOBAL LONG/SHORT FUND
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2016 (unaudited) - continued

For the period February 23, 2016* to March 31, 2016, the Fund had: written option contracts (795 contracts) were opened and $46,687 in premiums were received.

Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has a realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

The activity in options written during the period February 23, 2016* to March 31, 2016 is as follows:

Premiums
	Contracts	Received

Options outstanding, beginning of period	-	$-
Options written	795	46,687
Options exercised	-	-
Options expired	-	-
Options closed	-	-
Options outstanding, end of period	795	$46,687

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor, Strategic Asset Management, Ltd (“SAM”) provides investment services for an annual fee of 1.10%

STRATEGIC GLOBAL LONG/SHORT FUND
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2016 (unaudited) - continued

of average daily net assets of the Fund. For the period February 23, 2016* to March 31, 2016, SAM earned $11,274 and waived $11,062 in investment management fees.

SAM has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) do not exceed 1.70% of the average daily net assets of the Fund. This agreement is in effect until January 31, 2017. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement. The total amount of recoverable reimbursements as of March 31, 2016 was $11,062 and expires September 30, 2019.

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees. The Plan provides that the Fund may pay a fee at an annual rate of up to 0.25% of average net assets of the Fund in consideration for distribution related services. For the period February 23, 2016* to March 31, 2016, there were $2,562 in 12b-1 expenses incurred.

FDCC acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. FDCC received $500 for services relating to distribution for the period February 23, 2016* to March 31, 2016.

Commonwealth Fund Services, Inc. (“CFSI”), acts as the Fund’s administrator, transfer and dividend disbursing agent. As administrator, CFSI provides shareholder, recordkeeping, administrative and blue-sky filing services and earned $3,033 for its services for the period February 23, 2016* to March 31, 2016. As the Fund’s transfer agent and dividend disbursing agent, CFSI earned $1,516 for its services for the period February 23, 2016* to March 31, 2016.

Certain officers of the Fund are also officers and/or directors of FDCC, and CFSI. Additionally, John H. Lively of the Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.

STRATEGIC GLOBAL LONG/SHORT FUND
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2016 (unaudited) - continued

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from sales of securities other than short-term notes for the period February 23, 2016* to March 31, 2016, were $15,410,828 and $9,473,301, respectively. These amounts do not include purchases of $8,843,076 to cover short sales and proceeds of $11,716,100 from sales of short securities.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses.

There were no distributions paid during the period February 23, 2016* to March 31, 2016.

As of March 31, 2016, the components of distributable earnings on a tax basis were as follows:

Accumulated net investment income (loss)	$2,865
Accumulated net realized gain (loss) on investments	163,971
Unrealized appreciation (depreciation) of investments and foreign currency transactions	554,948

$721,784

As of March 31, 2016, cost for Federal Income tax purpose is $8,089,407 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$666,299
Gross unrealized depreciation	(111,351)

Net unrealized depreciation on investments	$554,948

STRATEGIC GLOBAL LONG/SHORT FUND
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2016 (unaudited) - continued

NOTE 5 – CAPITAL STOCK TRANSACTIONS

	Class A Shares
	Period February 23, 2016 *
	to
	March 31, 2016
	(unaudited)

	Shares	Value
Shares sold	966,452	$9,664,517
Shares reinvested	-	-
Shares redeemed	-	-

Net increase (decrease)	966,452	$9,664,517

NOTE 6 – NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investment in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investment measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for Fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

*Commencement of operations.

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 will be available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings will be available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY CONTRACT RENEWAL

At a meeting held on January 26, 2016, the Board of Trustees (the “Board”) considered the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Strategic Asset Management, Ltd. (the “Adviser”) in regard to the Strategic Global Long/Short Fund (the “Long/Short Fund”).

Counsel reviewed with the Board the memorandum from Counsel addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement. A copy of this memorandum was circulated to the Trustees in advance of the meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the Long/Short Fund; (iii) the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Long/Short Fund; (iv) the extent to which economies of scale would be realized if the Long/Short Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Long/Short Fund’s investors; and (v) the Adviser’s practices regarding possible conflicts of interest.

The Board discussed the arrangements between the Adviser and the Trust with respect to the Long/Short Fund. The Board reflected on its discussions regarding

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”) - continued

the Advisory Agreement and the manner in which the Long/Short Fund was to be managed with a representative of the Adviser. Counsel referred the Board to the Meeting Materials, which included, among other things, a memorandum from Counsel addressing the duties of Trustees regarding the approval of the proposed Advisory Agreement, a letter from Counsel to the Adviser and its responses to that letter, financial information for the Adviser, a copy of the Adviser’s Form ADV, a fee comparison analysis for the Long/Short Fund and comparable mutual funds and a letter of support from the Adviser’s affiliate. Counsel reviewed with the Board the memorandum from Counsel and the proposed Advisory Agreement and outlined the various factors the Board should consider in deciding whether to approve the Advisory Agreement.

In deciding whether to approve the Agreement, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by Strategic.

In this regard, the Board considered the responsibilities of the Adviser under the Advisory Agreement. The Board reviewed the services to be provided by the Adviser to the Long/Short Fund including, without limitation, the process for formulating investment recommendations and assuring compliance with the Long/Short Fund’s investment objectives and limitations; the coordination of services for the Long/Short Fund among the service providers, and the efforts of the Adviser to promote the Long/Short Fund and grow assets. The Board considered: the Adviser’s staffing, personnel, and methods of operating; the education and experience of its personnel; and its compliance programs, policies and procedures. The Board also considered that the Adviser had previously provided advisory services to another portfolio series in the Trust. It was noted that the Adviser had engaged a U.S. compliance service provider to provide chief compliance officer services, among other services, to the Adviser. The Board also considered the financial support that would to be provided by the Adviser’s affiliate. After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser was satisfactory and adequate for the Long/Short Fund.

Investment Performance of the Long/Short Fund and Strategic.

The Board noted that Long/Short Fund had not yet commenced operations in the Trust and that Strategic had managed accounts utilizing similar investment strategy and techniques in prior years, but does not provide advice to other accounts currently with the exact same investment objective as the Long/Short Fund. As such, there was no investment performance to review at this time.

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”) - continued

The costs of services to be provided and profits to be realized by Strategic from the relationship with the Long/Short Fund.

In this regard, the Board considered: the financial condition of the Adviser and the level of commitment to the Long/Short Fund by the Adviser’s principals and its affiliate, including a letter of support from the firm’s principals and its affiliate; and the expenses of the Long/Short Fund, including the nature and frequency of advisory fee payments. The Board also considered potential benefits for the Adviser in managing the Long/Short Fund. The Board compared the fees and expenses of the Long/Short Fund (including the advisory fee) to other funds comparable to it in terms of the type of fund, the style of investment management, the size of fund and the nature of the investment strategy and markets invested in, among other factors. The Board noted that the advisory fee payable to the Adviser under the Advisory Agreement was on the lower side of its peers in the Long/Short Equity classification. The Board noted that the proposed expense cap for the Long/Short Fund was 1.70% exclusive of the fees associated with the Rule 12b-1 Plan of the Long/Short Fund making it competitive, but higher than comparable peers in terms of total expense ratio. The Board also determined that the advisory fees were within an acceptable range in light of the services to be rendered by the Adviser. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser were fair and reasonable.

The extent to which economies of scale would be realized as the Long/Short Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

In this regard, the Board considered the Long/Short Fund’s fee arrangements with the Adviser. The Board noted that the advisory fee would stay the same as asset levels increased, although it noted that the Adviser had entered into an expense limitation arrangement that essentially capped the Long/Short Fund’s fees at 1.70% excluding certain expenses. Following further discussion of the Long/Short Fund’s projected asset levels, expectations for growth, including that assets from another series portfolio managed by the Adviser are expected to be invested in the Long/Short Fund once that portfolio closes, the Board determined that the Long/Short Fund’s fee arrangement with the Adviser was fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by the Adviser.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Long/Short Fund; the basis of decisions to buy or sell securities for the Long/Short Fund; the method for bunching of portfolio securities transactions; the substance

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”) - continued

and administration of the Adviser’s Code of Ethics and other relevant policies described in the Adviser’s Form ADV. The Board noted that the Adviser did not specify any particular benefits to managing the Long/Short Fund other than receiving its advisory fee. Following further consideration and discussion, the Board indicated that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by the Adviser from managing the Long/Short Fund were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreements for an initial two-year term.

STRATEGIC GLOBAL LONG/SHORT FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares or fees on certain redemptions made within 60 days of purchase of Class A shares and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, February 23, 2016 and held for the period to March 31, 2016.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six months” to estimate the expenses you paid on your account during this six months.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six months. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

STRATEGIC GLOBAL LONG/SHORT FUND
FUND EXPENSES (unaudited) - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transactional costs, such as sales charges (loads) or deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A Shares	Beginning Account Value February 23, 2016	Ending Account Value March 31, 2016	Expenses Paid During the period February 23, 2016* through March 31, 2016
Actual	$1,000	$1,075.00	$2.05
Hypothetical (5% return before expenses)	$1,000	$1,015.25	$1.99

* Expenses are equal to the Fund’s annualized expense ratio of 1.95% multiplied by the average account value for the six months, multiplied by 37 in the most recent fiscal half year divided by 366 days in the current year.

Investment Advisor:

Strategic Asset Management, Ltd.
Calle Ayacucho No. 277
La Paz, Bolivia

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller and Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent and Administrator:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:

The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Custodian:

UMB Bank
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

More Information:

For 24 hours, 7 days a week price information, and for information on any series of World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services at (800) 673-0550 Toll Free.

ITEM 2.     CODE OF ETHICS

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.     SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.     CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.     EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: June 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: June 6, 2016

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Chief Financial Officer
(principal financial officer)

Date: June 6, 2016

* Print the name and title of each signing officer under his or her signature.